Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Minimum lease payments receivable, Leveraged Leases	$ 1,253	$ 1,610
Estimated residual value, Leveraged Leases	923	1,202
Unearned income, Leveraged Leases	(654)	(874)
Total, Leverage Leases	1,522	1,938
Minimum lease payments receivable, Direct Finance Leases	58	119
Estimated residual value, Direct Finance Leases	6	9
Unearned income, Direct Finance Leases	(10)	(19)
Total, Direct Finance Leases	54	109
Finance lease receivables, total minimum lease payments receivable	1,311	1,729
Estimated residual value, Total	929	1,211
Unearned income, Total	(664)	(893)
Total investment in leases	1,576	2,047
Allowance for doubtful accounts	(99)	(137)
Finance lease receivables, net	1,477	1,910
Prepaid expenses and other	22	46
Other assets	1,455	1,864
Finance lease receivables, net	$ 1,477	$ 1,910